Summary of Gross Unrealized Losses and Fair Value of Fixed Income and Equity Securities by Length of Time (Detail) $ in Thousands	Dec. 31, 2019 USD ($) Securities	Dec. 31, 2018 USD ($) Securities
Municipal
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities		1
Fair value, continuous unrealized loss position for less than 12 months		$ 9,371
Unrealized losses, continuous unrealized loss position for less than 12 months		$ (11)
Number of issues, continuous unrealized loss position for 12 months or more | Securities		1
Fair value, continuous unrealized loss position for 12 months or more		$ 4,893
Unrealized losses, continuous unrealized loss position for 12 months or more		(107)
Total unrealized losses		$ (118)
Corporate
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	44	451
Fair value, continuous unrealized loss position for less than 12 months	$ 104,484	$ 1,308,566
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (815)	$ (40,510)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	17	123
Fair value, continuous unrealized loss position for 12 months or more	$ 31,900	$ 480,729
Unrealized losses, continuous unrealized loss position for 12 months or more	(1,749)	(29,449)
Total unrealized losses	$ (2,564)	$ (69,959)
Asset-backed securities (ABS)
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities		1
Fair value, continuous unrealized loss position for less than 12 months		$ 10,010
Unrealized losses, continuous unrealized loss position for less than 12 months		$ (9)
Number of issues, continuous unrealized loss position for 12 months or more | Securities		1
Fair value, continuous unrealized loss position for 12 months or more		$ 9,878
Unrealized losses, continuous unrealized loss position for 12 months or more		(9)
Total unrealized losses		$ (18)
Mortgage-backed securities (MBS)
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	2	90
Fair value, continuous unrealized loss position for less than 12 months	$ 38	$ 1,086
Unrealized losses, continuous unrealized loss position for less than 12 months	$ 0	$ (5)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	2	20
Fair value, continuous unrealized loss position for 12 months or more	$ 1	$ 939
Unrealized losses, continuous unrealized loss position for 12 months or more	0	(21)
Total unrealized losses	$ 0	$ (26)
Fixed income securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	46	543
Fair value, continuous unrealized loss position for less than 12 months	$ 104,522	$ 1,329,033
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (815)	$ (40,535)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	19	145
Fair value, continuous unrealized loss position for 12 months or more	$ 31,901	$ 496,439
Unrealized losses, continuous unrealized loss position for 12 months or more	(1,749)	(29,586)
Total unrealized losses	$ (2,564)	$ (70,121)
Investment grade fixed income securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	22	309
Fair value, continuous unrealized loss position for less than 12 months	$ 82,142	$ 1,111,745
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (347)	$ (27,375)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	3	122
Fair value, continuous unrealized loss position for 12 months or more	$ 9,845	$ 470,388
Unrealized losses, continuous unrealized loss position for 12 months or more	(130)	(26,471)
Total unrealized losses	$ (477)	$ (53,846)
Below investment grade fixed income securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	24	234
Fair value, continuous unrealized loss position for less than 12 months	$ 22,380	$ 217,288
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (468)	$ (13,160)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	16	23
Fair value, continuous unrealized loss position for 12 months or more	$ 22,056	$ 26,051
Unrealized losses, continuous unrealized loss position for 12 months or more	(1,619)	(3,115)
Total unrealized losses	$ (2,087)	$ (16,275)